John Hancock Variable Life Account UV
John Hancock Life Insurance Company (U.S.A.)
(“John Hancock USA”)
Scheduled Premium Variable Life Insurance Policy
ANNUAL PREMIUM VARIABLE LIFE
Updating Summary Prospectus dated April 29, 2024, Existing Investors
This Updating Summary Prospectus summarizes key features of the Annual Premium Variable Life policy, an individual flexible premium variable universal life policy (the “Policy”).
Before you invest you should also review the prospectus for the Policy (the “Prospectus”) carefully, which contains more information about the Policy’s features, benefits, and risks. You can find this document and other information about the Policy online at dfinview.com/JohnHancock/TAHD/APVL_UV. You can also obtain this information by calling 1-800-732-5543 or by sending an email request to webmail@jhancock.com.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Table of Contents
Updated Information About Your Policy	3
important Information you should consider about the policy	3
Appendix: Portfolios Available Under The Policy	Appendix-1

Updated Information About Your Policy
The information in this section of the Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Policy.
Updating Summary Prospectus
• Beginning this year, you are receiving an Updating Summary Prospectus for Existing Investors in lieu of the full Prospectus and the prospectuses for the underlying portfolios. You may access these and additional documents for your policy and the portfolios in the manner shown in this summary prospectus.
Underlying Investment Options
• Fee and performance information have been updated and are reflected in the APPENDIX: PORTFOLIOS AVAILABLE UNDER THE POLICY.
John Hancock Service Office Update
• We no longer have a facsimile (“fax”) number for our Service Office and have removed the number from our prospectuses. You may contact us using any of the options listed within the Prospectus.
important Information you should consider about the policy
FEES AND EXPENSES
Transaction Charges
You may be charged for the following transactions:

A premium tax charge, a risk charge and a deduction for dividends will be deducted from each premium paid.

A premium sales charge will be deducted during the period equal to the lesser of 20 years or the anticipated life expectancy of the insured person.

If you select a premium payment mode other than annual, we will deduct a premium payment frequency adjustment charge.

An extra insurance risk charge may be deducted if the insured person presents particular mortality risks.
				FEE TABLE Deductions from premium payments Deductions from account value
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, you will also be subject to certain ongoing fees and expenses, including a charge of $50 in each policy year to help defray our annual administrative expenses, a monthly insurance charge for the cost of insurance, a daily M&E charge for mortality and expense risks we assume and supplementary benefit rider charges. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.

				FEE TABLE Deductions from account value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:			Charges at the portfolio level APPENDIX
	Annual Fee	Minimum	Maximum
	Variable investment accounts (portfolio fees and expenses)	0.39%	0.78%

RISKS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short- Term Investment
This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium sales charge and premium tax
charge, as well as potential adverse tax consequences from such short-term use.
Access to Funds Risk/Not a Short-Term Investment
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor
performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option will have its own unique risks, and you should review these options before making an allocation decision.
You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/TAHD/APVL_UV.
Investment Risk/Risk of Loss
Insurance Company Risks
Your investment in the policy is subject to risks related to John
Hancock USA, including that the obligations , guarantees, or benefits are subject to the claims-paying ability of John Hancock USA.
Information about John Hancock USA, including its financial
strength ratings, is available upon request from your John Hancock
USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Depositor Registrant
Policy Lapse
Any amount of premium required to keep the policy in force is in default if not paid on or before its scheduled due date, but the policy provides a 31-day grace period for the payment of each such amount.
If a default is not cured within a 31-day grace period, your policy will terminate (i.e., “lapse”). You can apply to reinstate a policy that has lapsed, subject to conditions that include payment of a specified amount of additional premiums.

Since withdrawals reduce your account value, withdrawals increase the risk of lapse. Loans also increase the risk of lapse.
Lapse and Reinstatement

RESTRICTIONS
Investments
There are restrictions that may limit the variable investment account options that you may choose, as well as limitations on the transfer of account value among those options. In particular, your allocation options will be affected if you elect to take a loan. These restrictions may include a monthly limit on the number of transfers you may make. We may also impose additional restrictions to discourage market timing and disruptive trading activity.

Among other things, the policy also allows us to eliminate the shares of a portfolio or substitute shares of another new or existing portfolio, subject to applicable legal requirements.
Transfer of Account Value Availability of Loans, Limitations and Interest Portfolios
Optional Benefits
There are restrictions and limitations relating to optional benefits, as well as conditions under which an optional benefit may be modified or terminated by us. For example, certain supplementary benefit riders may be subject to underwriting, and your election of an option may result in restrictions upon some of the policy benefits, including availability of investment options.
OTHER BENEFITS AVAILABLE UNDER THE POLICY

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to you if the policy is held through a tax-qualified plan. If we pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax, with any portion not treated as a return of your premiums includible in your income.
Distributions also are subject to tax penalties under some
circumstances.
TAXES

CONFLICTS OF INTEREST
Investment Professional Compensation
Some investment professionals may receive compensation for selling the policy, including by means of commissions and revenue sharing arrangements. These investment professionals may have a financial incentive to offer or recommend this policy over another investment.
Commissions Paid to Dealers
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own, and you should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Commissions Paid to Dealers

Appendix: Portfolios Available Under The Policy
The following is a list of portfolios available under the policies. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/TAHD/APVL_UV. You can also request this information at no cost by calling 1-800-732-5543 or by sending an email request to webmail@jhancock.com.
The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To seek income and capital appreciation.	Active Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.66%	6.48	1.67	2.40
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.77%*	49.59	13.58	12.39
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%*	35.44	18.38	12.32
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.34%*	15.42	6.97	3.71
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.76%	12.00	4.67	3.86
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.28%*	4.81	1.68	1.07
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%*	13.06	7.74	8.00
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Appendix-1

The Prospectus relating to the policy and Statement of Additional Information (SAI), both dated April 29, 2024, and any applicable supplements thereto, are incorporated by reference into this summary prospectus. You may obtain the SAI, free of charge, in the same manner as the Prospectus.

1940 Act File No. 811-7766—1933 Act File No. 333-164157
EDGAR Contract Identifier No. C000085982